Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2025	2024	2023
Finance lease cost	$331	$229	$114
Operating lease cost	1,027	1,018	1,013
Short-term lease cost	6	9	9
Variable lease cost	300	321	331
Sublease income	(25)	(39)	(61)
Total lease cost	$1,639	$1,537	$1,406
The company did not have any sale and leaseback transactions for the year ended December 31, 2025. The company had net gains on sale and leaseback transactions of $17 million and $145 million for the years ended December 31, 2024 and 2023, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$58	$43	$16
Financing cash outflows from finance leases	280	189	75
Operating cash outflows from operating leases	1,011	961	961
ROU assets obtained in exchange for new finance lease liabilities	444	698	355
ROU assets obtained in exchange for new operating lease liabilities	658	988	1,220
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2025	2024
Finance leases
Weighted-average remaining lease term (in years)	4.9	6.0
Weighted-average discount rate	4.85%	5.03%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.4
Weighted-average discount rate	5.07%	4.91%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2026	2027	2028	2029	2030	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$331	$313	$225	$182	$94	$152	$(145)	$1,153
Operating leases	935	780	562	430	277	974	(612)	3,347
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $314 million that have not yet commenced as of December 31, 2025, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2025	2024
ROU assets—Property, plant and equipment	$1,170	$984
Lease liabilities
Short-term debt	279	198
Long-term debt	874	803
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2025	2024	2023
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$2,226	$865	$1,280
Less: Carrying value of underlying assets (1)	(528)	(176)	(245)
Gross profit	1,697	689	1,034
Interest income on lease receivables	243	268	242
Total sales-type and direct financing lease income	1,940	958	1,276
Lease income—operating leases	43	60	93
Variable lease income	74	68	68
Total lease income	$2,058	$1,085	$1,437
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2025 and 2024, the unguaranteed residual values of sales-type and direct financing leases were $545 million and $479 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2025 and 2024, impairment of residual values was not material.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2025.

($ in millions)
Total
2026	$1,470
2027	1,227
2028	874
2029	509
2030	203
Thereafter	55
Total undiscounted cash flows	$4,338
Present value of lease payments (recognized as financing receivables) (1)	3,858
Difference between undiscounted cash flows and discounted cash flows	$479
(1)The present value of the lease payments will not equal the financing receivables balances in note K, "Financing Receivables," due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivables balances, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2025	2024	2023
Finance lease cost	$331	$229	$114
Operating lease cost	1,027	1,018	1,013
Short-term lease cost	6	9	9
Variable lease cost	300	321	331
Sublease income	(25)	(39)	(61)
Total lease cost	$1,639	$1,537	$1,406
The company did not have any sale and leaseback transactions for the year ended December 31, 2025. The company had net gains on sale and leaseback transactions of $17 million and $145 million for the years ended December 31, 2024 and 2023, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$58	$43	$16
Financing cash outflows from finance leases	280	189	75
Operating cash outflows from operating leases	1,011	961	961
ROU assets obtained in exchange for new finance lease liabilities	444	698	355
ROU assets obtained in exchange for new operating lease liabilities	658	988	1,220
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2025	2024
Finance leases
Weighted-average remaining lease term (in years)	4.9	6.0
Weighted-average discount rate	4.85%	5.03%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.4
Weighted-average discount rate	5.07%	4.91%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2026	2027	2028	2029	2030	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$331	$313	$225	$182	$94	$152	$(145)	$1,153
Operating leases	935	780	562	430	277	974	(612)	3,347
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $314 million that have not yet commenced as of December 31, 2025, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2025	2024
ROU assets—Property, plant and equipment	$1,170	$984
Lease liabilities
Short-term debt	279	198
Long-term debt	874	803
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2025	2024	2023
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$2,226	$865	$1,280
Less: Carrying value of underlying assets (1)	(528)	(176)	(245)
Gross profit	1,697	689	1,034
Interest income on lease receivables	243	268	242
Total sales-type and direct financing lease income	1,940	958	1,276
Lease income—operating leases	43	60	93
Variable lease income	74	68	68
Total lease income	$2,058	$1,085	$1,437
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2025 and 2024, the unguaranteed residual values of sales-type and direct financing leases were $545 million and $479 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2025 and 2024, impairment of residual values was not material.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2025.

($ in millions)
Total
2026	$1,470
2027	1,227
2028	874
2029	509
2030	203
Thereafter	55
Total undiscounted cash flows	$4,338
Present value of lease payments (recognized as financing receivables) (1)	3,858
Difference between undiscounted cash flows and discounted cash flows	$479
(1)The present value of the lease payments will not equal the financing receivables balances in note K, "Financing Receivables," due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivables balances, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2025	2024	2023
Finance lease cost	$331	$229	$114
Operating lease cost	1,027	1,018	1,013
Short-term lease cost	6	9	9
Variable lease cost	300	321	331
Sublease income	(25)	(39)	(61)
Total lease cost	$1,639	$1,537	$1,406
The company did not have any sale and leaseback transactions for the year ended December 31, 2025. The company had net gains on sale and leaseback transactions of $17 million and $145 million for the years ended December 31, 2024 and 2023, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$58	$43	$16
Financing cash outflows from finance leases	280	189	75
Operating cash outflows from operating leases	1,011	961	961
ROU assets obtained in exchange for new finance lease liabilities	444	698	355
ROU assets obtained in exchange for new operating lease liabilities	658	988	1,220
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2025	2024
Finance leases
Weighted-average remaining lease term (in years)	4.9	6.0
Weighted-average discount rate	4.85%	5.03%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.4
Weighted-average discount rate	5.07%	4.91%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2026	2027	2028	2029	2030	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$331	$313	$225	$182	$94	$152	$(145)	$1,153
Operating leases	935	780	562	430	277	974	(612)	3,347
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $314 million that have not yet commenced as of December 31, 2025, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2025	2024
ROU assets—Property, plant and equipment	$1,170	$984
Lease liabilities
Short-term debt	279	198
Long-term debt	874	803
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2025	2024	2023
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$2,226	$865	$1,280
Less: Carrying value of underlying assets (1)	(528)	(176)	(245)
Gross profit	1,697	689	1,034
Interest income on lease receivables	243	268	242
Total sales-type and direct financing lease income	1,940	958	1,276
Lease income—operating leases	43	60	93
Variable lease income	74	68	68
Total lease income	$2,058	$1,085	$1,437
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2025 and 2024, the unguaranteed residual values of sales-type and direct financing leases were $545 million and $479 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2025 and 2024, impairment of residual values was not material.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2025.

($ in millions)
Total
2026	$1,470
2027	1,227
2028	874
2029	509
2030	203
Thereafter	55
Total undiscounted cash flows	$4,338
Present value of lease payments (recognized as financing receivables) (1)	3,858
Difference between undiscounted cash flows and discounted cash flows	$479
(1)The present value of the lease payments will not equal the financing receivables balances in note K, "Financing Receivables," due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivables balances, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2025	2024	2023
Finance lease cost	$331	$229	$114
Operating lease cost	1,027	1,018	1,013
Short-term lease cost	6	9	9
Variable lease cost	300	321	331
Sublease income	(25)	(39)	(61)
Total lease cost	$1,639	$1,537	$1,406
The company did not have any sale and leaseback transactions for the year ended December 31, 2025. The company had net gains on sale and leaseback transactions of $17 million and $145 million for the years ended December 31, 2024 and 2023, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$58	$43	$16
Financing cash outflows from finance leases	280	189	75
Operating cash outflows from operating leases	1,011	961	961
ROU assets obtained in exchange for new finance lease liabilities	444	698	355
ROU assets obtained in exchange for new operating lease liabilities	658	988	1,220
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2025	2024
Finance leases
Weighted-average remaining lease term (in years)	4.9	6.0
Weighted-average discount rate	4.85%	5.03%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.4
Weighted-average discount rate	5.07%	4.91%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2026	2027	2028	2029	2030	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$331	$313	$225	$182	$94	$152	$(145)	$1,153
Operating leases	935	780	562	430	277	974	(612)	3,347
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $314 million that have not yet commenced as of December 31, 2025, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2025	2024
ROU assets—Property, plant and equipment	$1,170	$984
Lease liabilities
Short-term debt	279	198
Long-term debt	874	803
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2025	2024	2023
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$2,226	$865	$1,280
Less: Carrying value of underlying assets (1)	(528)	(176)	(245)
Gross profit	1,697	689	1,034
Interest income on lease receivables	243	268	242
Total sales-type and direct financing lease income	1,940	958	1,276
Lease income—operating leases	43	60	93
Variable lease income	74	68	68
Total lease income	$2,058	$1,085	$1,437
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2025 and 2024, the unguaranteed residual values of sales-type and direct financing leases were $545 million and $479 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2025 and 2024, impairment of residual values was not material.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2025.

($ in millions)
Total
2026	$1,470
2027	1,227
2028	874
2029	509
2030	203
Thereafter	55
Total undiscounted cash flows	$4,338
Present value of lease payments (recognized as financing receivables) (1)	3,858
Difference between undiscounted cash flows and discounted cash flows	$479
(1)The present value of the lease payments will not equal the financing receivables balances in note K, "Financing Receivables," due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivables balances, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2025	2024	2023
Finance lease cost	$331	$229	$114
Operating lease cost	1,027	1,018	1,013
Short-term lease cost	6	9	9
Variable lease cost	300	321	331
Sublease income	(25)	(39)	(61)
Total lease cost	$1,639	$1,537	$1,406
The company did not have any sale and leaseback transactions for the year ended December 31, 2025. The company had net gains on sale and leaseback transactions of $17 million and $145 million for the years ended December 31, 2024 and 2023, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$58	$43	$16
Financing cash outflows from finance leases	280	189	75
Operating cash outflows from operating leases	1,011	961	961
ROU assets obtained in exchange for new finance lease liabilities	444	698	355
ROU assets obtained in exchange for new operating lease liabilities	658	988	1,220
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2025	2024
Finance leases
Weighted-average remaining lease term (in years)	4.9	6.0
Weighted-average discount rate	4.85%	5.03%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.4
Weighted-average discount rate	5.07%	4.91%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2026	2027	2028	2029	2030	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$331	$313	$225	$182	$94	$152	$(145)	$1,153
Operating leases	935	780	562	430	277	974	(612)	3,347
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $314 million that have not yet commenced as of December 31, 2025, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2025	2024
ROU assets—Property, plant and equipment	$1,170	$984
Lease liabilities
Short-term debt	279	198
Long-term debt	874	803
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2025	2024	2023
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$2,226	$865	$1,280
Less: Carrying value of underlying assets (1)	(528)	(176)	(245)
Gross profit	1,697	689	1,034
Interest income on lease receivables	243	268	242
Total sales-type and direct financing lease income	1,940	958	1,276
Lease income—operating leases	43	60	93
Variable lease income	74	68	68
Total lease income	$2,058	$1,085	$1,437
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2025 and 2024, the unguaranteed residual values of sales-type and direct financing leases were $545 million and $479 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2025 and 2024, impairment of residual values was not material.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2025.

($ in millions)
Total
2026	$1,470
2027	1,227
2028	874
2029	509
2030	203
Thereafter	55
Total undiscounted cash flows	$4,338
Present value of lease payments (recognized as financing receivables) (1)	3,858
Difference between undiscounted cash flows and discounted cash flows	$479
(1)The present value of the lease payments will not equal the financing receivables balances in note K, "Financing Receivables," due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivables balances, but are not included in the future lease payments.